Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net loss from continuing operations	$ (167,318,738)	$ (43,841,777)	$ (75,419,960)
Net income (loss) from discontinued operations	1,123,039	(7,582,632)	2,001,215
Net loss	(166,195,699)	(51,424,409)	(73,418,745)
Adjustments to reconcile net loss to net cash flows:
Write-down of inventories	1,078,324	2,299,866	19,859
Write-down of intangibles assets	3,720,042
Loss (gain) on disposal of property and equipment	(81,326)
Depreciation of property and equipment	783,081	1,274,597	1,448,867
Depreciation of right-of-use assets	515,558	581,936	610,941
Amortization of intangible assets	257,932	286,494	257,064
Impairment loss related to goodwill and intangible assets	65,542,621	5,791,439	38,207,503
Finance costs, net	1,929,100	(986,824)	(7,376,716)
Listing expense	59,139,572
Transaction costs	431,458	437,500
Stock-based compensation	1,715,512	2,436,974	4,590,336
Redeemable stock options			(317,663)
Gain on lease liability cancellation	(204,146)	(78,607)
Loss on bridge loan	1,201,380
Loss on conversion option	366,957
Gain on government grant liability	(86,305)
Foreign exchange loss (gain)	(14,934)	308,854	(1,756,535)
Total adjustments to reconcile net loss to net cash flows	(29,900,873)	(39,072,180)	(37,735,089)
Net change in non-cash working capital items	(10,989,247)	2,421,056	(391,808)
Net cash flows related to operating activities	(40,890,120)	(36,651,124)	(38,126,897)
Investing activities
Additions to property and equipment	(504,320)	(188,775)	(2,173,529)
Disposal of property and equipment	81,326	45,000
Additions to intangible assets	(12,976,529)	(12,356,950)	(10,853,759)
Grants received related to intangible assets and property and equipment	13,713	268,460	986,295
R&D tax credit received	1,522,306	836,171
Finance income received	334,751	223,594	40,251
Net cash flows related to investing activities	(11,528,753)	(11,172,500)	(12,000,742)
Financing activities
Debt issuance	29,463,494	29,406,425
Cash acquired from a reverse asset acquisition	19,750,572
Other loan settlement/reimbursed		(134,189)	(768,850)
Interest paid on credit facility and other loan	(3,477,751)	(4,773,512)	(3,620,539)
Exercise of warrants	337	7,992
Debt issuance costs	(233,737)	(2,119,392)
Bridge loans issuance proceed	8,234,464	6,250,000
Bridge loans settlement		(6,250,000)
Issuance and modification costs of convertible loans			(124,717)
Exercise of stock options	(4,181)		9,221
Share issuance proceed	10,849		85,236,002
Share issuance cost			(6,094,621)
Government grant liability issuance			178,857
Repayment principal amount of lease liabilities	(971,677)	(687,150)	(316,472)
Interest paid on lease liability	(300,424)	(451,894)	(551,291)
Net cash flows related to financing activities	52,471,946	21,248,280	73,947,590
Effect of foreign exchange on cash	159,971	(394,515)	2,005,632
Net increase (decrease) in cash	213,044	(26,969,859)	25,825,583
Cash, beginning of year	5,056,040	32,025,899	6,200,316
Cash, end of year	$ 5,269,084	$ 5,056,040	$ 32,025,899